Shareholder Fees	Dec. 31, 2024 USD ($)
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
SmartETFs Sustainable Energy II ETF | SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0